Above / Below market acquired time charters (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	$ 32,320
Beginning at carrying amount	(10,368)
Ending at carrying amount	24,244
Ending at carrying amount	(98,701)
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	32,320
Additions	0
(Amortization) / accretion	(8,076)
Ending at carrying amount	24,244
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	(10,368)
Additions	(94,889)
(Amortization) / accretion	6,556
Ending at carrying amount	$ (98,701)